Effects of the Change in Presentation Currency (Details) - Schedule of consolidated statement of loss and comprehensive loss	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CAD ($) $ / shares shares
Schedule of consolidated statement of loss and comprehensive loss [Abstract]
Revenue	$ 5,990,000	$ 9,812,188	$ 13,019,792	$ 10,981,114	$ 14,220,542
Cost of Sales	(4,409,655)	(7,122,823)	(9,451,274)	(9,390,768)	(12,161,044)
Gross profit		2,689,365	3,568,518	1,590,346	2,059,498
EXPENSES
Amortization and Depreciation	1,280,122	1,168,594	1,550,607	544,208	704,749
Product development		757,404	1,005,000
Selling and marketing	3,691,844	3,559,602	4,723,236	4,207,746	5,449,031
General and administrative	2,857,000	2,322,681	3,081,966	2,261,990	2,929,277
Bad Debt expense	(1,530,667)
Inventory impariment	1,571,649	212,000	281,303
Impairment of intangible assets	293,000	111,521	147,977	1,508,880	1,954,000
Share-based payments	517,678	1,123,154	1,490,313	850,747	1,102,313
Total Operating Expenses	12,302,746	9,254,956	12,280,402	9,373,571	12,139,370
Net operating income (loss)		(6,565,591)	(8,711,884)	(7,783,225)	(10,079,872)
OTHER EXPENSES
Finance expense (income)		962,263	1,276,827	753,257	975,468
Foreign exchange		106,745	141,640	(40,261)	(46,507)
Accretion and change in value of future purchase consideration		22,609	30,000	400,886	519,148
Total other expenses	2,868,488	1,091,617	1,448,467	1,113,882	1,448,109
Net Income (loss) for the period	(13,591,117)	(7,657,208)	(10,160,351)	(8,897,107)	(11,527,981)
Translation Adjustment	2,887	(8,500)	(385,221)	32,671	869,082
Comprehensive loss for the period	$ 13,588,230	$ 7,665,708	$ 10,545,572	$ 8,864,436	$ 10,658,899
Weighted Average Shares	1,484,898	807,956	807,956	657,764	657,764
Basic and diluted loss per share | (per share)	$ (9.15)	$ (9.48)	$ (12.58)	$ (13.53)	$ (17.53)